Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	10 Months Ended	12 Months Ended		18 Months Ended	22 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	60 Months Ended
	Dec. 15, 2023	Mar. 31, 2022	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
C000234952
Account Value [Line Items]
Line Graph and Table Measure Name						VELA Income Opportunities Fund - Class A
Accumulated Value		$ 9,497		$ 7,773				$ 8,556			$ 9,966		$ 10,436
C000234953
Account Value [Line Items]
Line Graph and Table Measure Name						VELA Income Opportunities Fund - Class I
Accumulated Value		10,000		8,209				9,048			10,563		11,089
C000221920
Account Value [Line Items]
Line Graph and Table Measure Name						VELA International Fund - Class A
Accumulated Value			$ 9,497				$ 11,690			$ 9,224		$ 11,726		$ 13,992	$ 16,698
C000221919
Account Value [Line Items]
Line Graph and Table Measure Name						VELA International Fund - Class I
Accumulated Value			10,000				12,360			9,784		12,453		14,905	17,837
C000221922
Account Value [Line Items]
Line Graph and Table Measure Name						VELA Large Cap Plus Fund - Class A
Accumulated Value			9,497				13,023			12,116		13,869		17,162	18,068
C000221921
Account Value [Line Items]
Line Graph and Table Measure Name						VELA Large Cap Plus Fund - Class I
Accumulated Value			10,000				13,746			12,811		14,709		18,244	19,262
C000246925
Account Value [Line Items]
Line Graph and Table Measure Name						VELA Short Duration Fund - Class A
Accumulated Value	$ 9,497				$ 9,881				$ 10,338
C000246926
Account Value [Line Items]
Line Graph and Table Measure Name						VELA Short Duration Fund - Class I
Accumulated Value	10,000				10,481				10,997
C000221924
Account Value [Line Items]
Line Graph and Table Measure Name						VELA Small Cap Fund - Class A
Accumulated Value			9,497				14,715			13,624		15,547		18,595	18,818
C000221923
Account Value [Line Items]
Line Graph and Table Measure Name						VELA Small Cap Fund- Class I
Accumulated Value			10,000				15,539			14,421		16,495		19,780	20,061
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000		7,958				9,586			12,960		15,216
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000		7,958				9,586			12,960		15,216
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI WORLD ex USA Index
Accumulated Value			10,000				12,650			9,625		11,935		14,917	17,308
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI WORLD ex USA Index
Accumulated Value			10,000				12,650			9,625		11,935		14,917	17,308
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				13,188			10,863		13,086		17,691	20,771
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				13,188			10,863		13,086		17,691	20,771
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000				10,510				10,813
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000				10,510				10,813
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				13,188			10,863		13,086		17,691	20,771
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				13,188			10,863		13,086		17,691	20,771
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		8,516				9,400			11,558		12,730
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 8,516				$ 9,400			$ 11,558		$ 12,730
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				13,096			10,842		13,140		17,828	20,992
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				13,096			10,842		13,140		17,828	20,992
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	10,000				10,486				10,918
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	$ 10,000				$ 10,486				$ 10,918
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				14,768			11,298		12,307		15,600	17,278
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000				$ 14,768			$ 11,298		$ 12,307		$ 15,600	$ 17,278